Mar. 01, 2016

LEGG MASON PARTNERS EQUITY TRUST (THE “TRUST”)

SUPPLEMENT DATED MAY 2, 2016

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION OF

PERMAL ALTERNATIVE SELECT FUND,

EACH DATED MARCH 1, 2016

The following information supplements the fund’s Prospectus and Statement of Additional Information:

On May 2, 2016, the combination of the businesses of The Permal Group, of which Permal Asset Management LLC (“Permal”), the fund’s manager, was a member, and EnTrust Capital (“EnTrust”) became effective. This transaction is referred to in this supplement as the “Combination.” A new holding company, EnTrustPermal LLC, has been formed for the combined businesses of EnTrust and The Permal Group, with Legg Mason, Inc. owning 65% and Gregg S. Hymowitz, EnTrust’s Co-founder and Managing Partner, and entities controlled by him owning 35%. The name of Permal has been changed to EnTrustPermal Management LLC (“EnTrustPermal”) and it is a subsidiary of EnTrustPermal LLC. All references in the Prospectus and Statement of Additional Information (the “SAI”) to Permal are changed to “EnTrustPermal” as of the date of this Supplement.

The Combination resulted in a “change in control” in the ultimate ownership of Permal for purposes of the Investment Company Act of 1940 (the “1940 Act”), thereby triggering the automatic termination provisions in the management agreement between the Trust and Permal and the subadvisory and trading agreements between Permal and the subadvisers and trading advisor, respectively, and each such agreement was terminated.

EnTrustPermal is serving as the fund’s manager pursuant to an interim management agreement with the Trust and the subadvisers and trading advisor are serving pursuant to interim subadvisory and trading agreements with EnTrustPermal. The interim agreements will be in effect until the earlier of shareholder approval of the proposed investment management agreement between the Trust and EnTrustPermal or September 29, 2016, which is 150 days from the termination of the prior investment management agreement with Permal. There are no material differences between the interim agreements and the current agreements, except for the term and termination provisions. In addition, the interim management agreement for the fund contains provisions required by Rule 15a-4 under the 1940 Act, which state that any management fees must be paid into an interest-bearing escrow account with the fund’s custodian for the period during which the interim management agreement is effective.